Other long-term liabilities - Summary of Other Long-term Liabilities (Detail) $ in Thousands	12 Months Ended
Dec. 31, 2024 USD ($)
Disclosure of other long-term liabilities [line items]
Balance at January 1, 2024	$ 238,705
Increases	2,657
Used	(4,858)
Remeasurement	(4,131)
Effect of movements in exchange rates	(2,024)
Unused amounts reversed	(26,570)
Unwinding of discount and changes in the discount rate	18,135
Balance at December 31, 2024	221,914
Current and Non-Current:
Current	4,288
Non-current	217,626
Other liabilities	221,914
Provision for litigations
Disclosure of other long-term liabilities [line items]
Balance at January 1, 2024	10,134
Increases	313
Used	(298)
Remeasurement	0
Effect of movements in exchange rates	(2,024)
Unused amounts reversed	(428)
Unwinding of discount and changes in the discount rate	0
Balance at December 31, 2024	7,697
Current and Non-Current:
Current	0
Non-current	7,697
Other liabilities	7,697
Provision for return condition
Disclosure of other long-term liabilities [line items]
Balance at January 1, 2024	191,591
Increases	0
Used	0
Remeasurement	(1,679)
Effect of movements in exchange rates	0
Unused amounts reversed	(21,946)
Unwinding of discount and changes in the discount rate	16,440
Balance at December 31, 2024	184,406
Current and Non-Current:
Current	0
Non-current	184,406
Other liabilities	184,406
Dismantling provision
Disclosure of other long-term liabilities [line items]
Balance at January 1, 2024	27,122
Increases	0
Used	0
Remeasurement	(2,452)
Effect of movements in exchange rates	0
Unused amounts reversed	(4,196)
Unwinding of discount and changes in the discount rate	1,695
Balance at December 31, 2024	22,169
Current and Non-Current:
Current	0
Non-current	22,169
Other liabilities	22,169
Other long-term liabilities
Disclosure of other long-term liabilities [line items]
Balance at January 1, 2024	9,858
Increases	2,344
Used	(4,560)
Remeasurement	0
Effect of movements in exchange rates	0
Unused amounts reversed	0
Unwinding of discount and changes in the discount rate	0
Balance at December 31, 2024	7,642
Current and Non-Current:
Current	4,288
Non-current	3,354
Other liabilities	$ 7,642